Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent Events

For its interim consolidated financial statements as of March 31, 2022, and for the three months then ended, the Company evaluated subsequent events through the date on which those financial statements were issued.

i. Series A Preferred Stock Triggering Event

As more specifically discussed below, a “Triggering Event” under the COD occurred on April 29, 2022, under Section 5(a)(ii) of the COD, which would have resulted in the following unless 3i, LP agreed to forebear and/or waive its rights under the COD:

1. An 18% per annum dividend will start to accrue on the stated value of all outstanding Preferred Shares and will continue to accrue until the Triggering Event has been cured. The accrued dividend is added to the stated value prior to the Dividend Payment Date and paid in cash on the first trading day of the Company’s next fiscal quarter. A “Late Charge” in the amount of 18% per annum will accrue on any amounts due to be paid to holders of the Preferred Shares if not paid when due, including payments that may be owed under Section 2(e) of the Registration Rights Agreement (“RRA”).

2. A “Triggering Event Redemption Right” will commence and remain open for a period of 20 trading days from the later of the date the Triggering Event is cured or the receipt by 3i, LP of the Triggering Event Notice. Under the Triggering Event Redemption Right, if elected by the holder of the Preferred Shares, the Company would be obligated to redeem all or a portion of the Preferred Shares for a minimum of 125% of the stated value of the Preferred Shares. Concurrently, under the provisions of the PIPE Warrant, if elected by 3i, the Company would be obligated to redeem the PIPE Warrant for the Black Sholes Triggering Event Value as defined in the warrant agreement.

3. A “Registration Delay Payment” will accrue on April 22, 2022 (the expiration of the Allowable Grace Period under the RRA) in the amount of 2% of 3i, LP’s “Purchase Price” as defined in the Securities Purchase Agreement which is approximately 2% of $20 million, or $400 thousand and will continue to accrue at 2% every 30 days thereafter. Additionally, a late charge of 2% per month will accrue on any payments that are not paid when due. The Registration Delay Payments will stop accruing when the post-effective amendment is declared effective by the SEC at which time the registration statement and its prospectus will again be available for the resale of common stock.

On May 4, 2022, the Company and 3i, LP entered into a Forbearance Agreement and Waiver, dated April 27, 2022, wherein 3i, LP confirmed that no Triggering Event as defined under the COD has occurred prior to April 27, 2022, that a Triggering Event under Section 5(a)(ii) will and has occurred on April 29, 2022, and that in consideration for the Registration Delay Payments the Company is obligated to pay under the RRA, and additional amounts the Company is obligated to pay under the COD and 3i, LP’s legal fees incurred in the preparation of the Forbearance Agreement and Waiver in the aggregate of $538,823.00 paid upon execution of the Forbearance Agreement and Waiver, and so long as the Company pays the Registration Delay Payments that become due and payable under the RRA after the execution of the Forbearance Agreement and Waiver, 3i, LP has agreed to forbear exercising any rights or remedies that it may have under the COD that arises as a result of a Triggering Event under Section 5(a)(ii) of the COD and Section 4(c)(ii) of the PIPE Warrant until the earlier to occur of (i) the date immediately prior to the date of occurrence of a Bankruptcy Triggering Event, (ii) the date of occurrence of any other Triggering Event under Section 5(a) of the COD (excluding any Triggering Event arising solely as a result of Section 5(a)(ii) of the COD and Section 4(c)(ii) of the PIPE Warrant), (iii) the time of any breach by the Company under the Forbearance Agreement and Waiver, (iv) the Resale Availability Date as defined therein and (v) June 4, 2022 (such period, the “Forbearance Period”). Provided that the Company is not in breach of its obligations under Forbearance Agreement and Waiver, effective as of the Trading Day immediately following the date the Company cures the Triggering Event under Section 5(a)(ii) of the COD, 3i, LP agrees to waive any rights or remedies that it may have under the COD that arises as a result of a Triggering Event under Section 5(a) of the COD and Section 4(c)(ii) of the PIPE Warrant that may have arisen prior to the date of the Forbearance Agreement and Waiver.

ii. Series A Preferred Stock Conversions

On May 25, 2022, 3i, LP converted a total of 809 Series A Preferred shares into 441,005 shares of our common stock. Pursuant to the terms of the COD, because the Alternate Conversion Price was below the Floor Price of $1.9812, the Company is obligated to pay 3i, LP an Alternate Conversion Floor Amount of $1,377 which has been recorded as a liability and reduction to additional paid in capital as of May 27, 2022. In addition, under the terms of the RRA, the Company also paid 3i, LP an additional $400 in Registration Delay Payments.

27. Subsequent Events

For its consolidated financial statements as of December 31, 2021, and for the year then ended, the Company evaluated subsequent events through the date on which these financial statements were issued. All subsequent events not otherwise disclosed in these financial statements are as follows:

(a) Impairment of Intangible Assets

At the end of March 31, 2022, the Company’s share price has declined significantly, resulting in a market valuation well below the carrying value of the Company’s intangible assets. Consequently, the Company will be testing its intangible assets for impairment as of the end of March 31, 2022.

(b) Oncoheroes

Effective January 2, 2022, the Company entered into an Exclusive License Agreement with Oncoheroes Biosciences Inc. (the “Oncoheroes Agreement”) to grant Oncoheroes an exclusive royalty-bearing global license to both dovitinib and stenoparib in pediatric cancers. Oncoheroes will take responsibility for pediatric cancer clinical development activities for both clinical-stage therapeutics. Allarity will support Oncoheroes’ pediatric clinical trials by providing clinical-grade drug inventory at cost and by facilitating DRP® companion diagnostic screening of pediatric patients for each drug. Under the licenses, Oncoheroes will receive commercialization rights for pediatric cancers, subject to the Company’s first buy-back option for each program, and the Company will receive an upfront license fee and regulatory milestones for each program, specifically one for dovitinib and one for stenoparib, as follows:

i.	A one-time upfront payment of $250,000 and $100,000 (two hundred and fifty thousand and one hundred thousand respectively) for stenoparib and dovitinib respectively, within 5 business days after January 2, 2022 ($350,000 (three hundred and fifty thousand) received as of April 4, 2022); and

ii.	two milestone payments of $1 million each due and payable upon receipt of regulatory approval of a product in the United States, and of a product in Europe, respectively.

Pursuant to the Oncoheroes Agreement Allarity is also entitled to tiered royalties on aggregate net product sales (“Sales”) of between 7% and 12% on net sales of products as follows: 7% on Sales less than $100 million; 10% on Sales of greater than $100 million and less than $200 million; and 12% on Sales greater than $200 million.

(c) Lantern Pharma, Inc. – Irofulven Agreement

On July 23, 2021, we entered into an Asset Purchase Agreement with Lantern Pharma, Inc. relating to our inventory of Irofulven active pharmaceutical ingredients, our clinical research data relating to Irofulven developed by us during the drug development program under the May 2015 Drug License and Development Agreement for Irofulven and terminated our obligation to further advance the development of Irofulven under the May 2015 agreement. Under the Asset Purchase Agreement, Lantern Pharma agreed to pay us $1 million on closing of the transaction, and additional amounts:

(i)	when the inventory of Irofulven API is recertified with a longer shelf life;

(ii)	upon the initiation of treatment of the first patient in an investigator-led “compassionate use” ERCC2/3 mutation subgroup study using Irofulven in certain agreed upon investigators;

(iii)	upon the initiation of treatment of the first patient within twenty-four months after the closing of the transaction in any human clinical trial of Irofulven initiated by Lantern Pharma; and

(iv)	upon the initiation of treatment of the second patient within an agreed upon time period after the closing of the transaction in any human clinical trial of Irofulven initiated by Lantern Pharma.

In addition to the sale of our inventory of Irofulven API and Data to Lantern Pharma, we also granted Lantern Pharma a non-exclusive, worldwide license to use our putative Irofulven DRP® companion diagnostic to advance the development and commercialization of Irofulven and other Illudins (sesquiterpenes with anti-tumor properties produced by some mushrooms). We have also agreed not to engage in any drug development program for Illudins or any of its analogues or any use thereof for a period of five (5) years.

Effective March 18, 2022, pursuant to clause (i) the inventory was recertified with a longer shelf life and as of March 31, 2022, we received $459.

(d) Series A Preferred Stock Conversions

Between January 1, 2022, and March 31, 2022, 1,973 Series A Preferred shares (gross value of $2,119) were converted into 746,276 shares of our common stock and accordingly the balance of outstanding Series A Preferred shares was reduced to 17,827 at March 31, 2022. The latest three conversions in March 2022 were completed at less than the agreed floor price and accordingly, we recorded a liability of $134.

(e) Series A Preferred Stock Triggering Event

As more specifically discussed below, a “Triggering Event” under the COD occurred on April 29, 2022, under Section 5(a)(ii) of the COD, which would have resulted in the following unless 3i, LP agreed to forebear and/or waive its rights under the COD:

1. An 18% per annum dividend will start to accrue on the stated value of all outstanding Preferred Shares and will continue to accrue until the Triggering Event has been cured. The accrued dividend is added to the stated value prior to the Dividend Payment Date and paid in cash on the first trading day of the Company’s next fiscal quarter. A “Late Charge” in the amount of 18% per annum will accrue on any amounts due to be paid to holders of the Preferred Shares if not paid when due, including payments that may be owed under Section 2(e) of the Registration Rights Agreement (“RRA”).

2. A “Triggering Event Redemption Right” will commence and remain open for a period of 20 trading days from the later of the date the Triggering Event is cured or the receipt by 3i, LP of the Triggering Event Notice. Under the Triggering Event Redemption Right, if elected by the holder of the Preferred Shares, the Company would be obligated to redeem all or a portion of the Preferred Shares for a minimum of 125% of the stated value of the Preferred Shares. Concurrently, under the provisions of the PIPE Warrant, if elected by 3i, the Company would be obligated to redeem the PIPE Warrant for the Black Sholes Triggering Event Value as defined in the warrant agreement.

3. A “Registration Delay Payment” will accrue on April 22, 2022 (the expiration of the Allowable Grace Period under the RRA) in the amount of 2% of 3i, LP’s “Purchase Price” as defined in the Securities Purchase Agreement which is approximately 2% of $20 million, or $400 and will continue to accrue at 2% every 30 days thereafter. Additionally, a late charge of 2% per month will accrue on any payments that are not paid when due. The Registration Delay Payments will stop accruing when the post-effective amendment is declared effective by the SEC at which time the registration statement and its prospectus will again be available for the resale of common stock.

On May 4, 2022, the Company and 3i, LP entered into a Forbearance Agreement and Waiver, dated April 27, 2022, wherein 3i, LP confirmed that no Triggering Event as defined under the COD has occurred prior to April 27, 2022, that a Triggering Event under Section 5(a)(ii) will and has occurred on April 29, 2022, and that in consideration for the Registration Delay Payments the Company is obligated to pay under the RRA, and additional amounts the Company is obligated to pay under the COD and 3i, LP’s legal fees incurred in the preparation of the Forbearance Agreement and Waiver in the aggregate of $538,823.00 paid upon execution of the Forbearance Agreement and Waiver, and so long as the Company pays the Registration Delay Payments that become due and payable under the RRA after the execution of the Forbearance Agreement and Waiver, 3i, LP has agreed to forbear exercising any rights or remedies that it may have under the COD that arises as a result of a Triggering Event under Section 5(a)(ii) of the COD and Section 4(c)(ii) of the PIPE Warrant until the earlier to occur of (i) the date immediately prior to the date of occurrence of a Bankruptcy Triggering Event, (ii) the date of occurrence of any other Triggering Event under Section 5(a) of the COD (excluding any Triggering Event arising solely as a result of Section 5(a)(ii) of the COD and Section 4(c)(ii) of the PIPE Warrant), (iii) the time of any breach by the Company under the Forbearance Agreement and Waiver, (iv) the Resale Availability Date as defined therein and (v) June 4, 2022 (such period, the “Forbearance Period”). Provided that the Company is not in breach of its obligations under Forbearance Agreement and Waiver, effective as of the Trading Day immediately following the date the Company cures the Triggering Event under Section 5(a)(ii) of the COD, 3i, LP agrees to waive any rights or remedies that it may have under the COD that arises as a result of a Triggering Event under Section 5(a) of the COD and Section 4(c)(ii) of the PIPE Warrant that may have arisen prior to the date of the Forbearance Agreement and Waiver.